Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
OTHER INCOME AND EXPENSES, NET
28	OTHER INCOME AND EXPENSES, NET

For the years ended December 31, these items include the following:

	2019	2020	2021
Other income:
Change in contract of the call option (a)	-	-	70,322
Sale of assets	12,748	9,118	9,618
Recovery of provisions and impairments	23,279	6,501	6,070
Insurance compensation	-	156	3,728
Penalty income	984	1,168	1,883
Supplier debt forgiveness	19,026	14,545	-
Profit from Mizuho Bank Ltd. agreement (b)	89,688	-	-
Trademarks revaluation	20,676	-	-
Others	13,384	4,072	5,593
	179,785	35,560	97,214

Other expenditures:
Asset impairment (c)	329,670	103,074	20,285
Civil repair to the Peruvian Government	69,150	64,571	86
Legal and tax litigation (d)	49,754	32,186	59,184
Net cost of fixed assets disposal	6,667	6,478	7,794
Provision for well closure	4,055	112	7,211
Disposal of property, plant and equipment	14,394	501	3,764
Present value of the call option	4,697	2,326	-
Administrative fine	1,423	2,056	2,068
Renegotiation of contract with suppliers	-	4,889	176
Others	26,729	549	1,123
	506,539	216,742	101,691
	(326,754)	(181,182)	(4,477)

a)	In 2021, the subsidiary Cumbra Peru S.A. renegotiated the payment for the purchase of shares from the minority of the subsidiary Morelco S.A.S., such renegotiation ended with the signing of a new acquisition agreement for an amount of US$15.4 million, disregarding the original put option agreement. Consequently, the Company recorded “other income - results from valuation of financial instruments” for an amount of S/70.3 million in the statement of income in 2021 (Note 21-c).

b)	Corresponds to the refinancing agreement linked to the contract signed between Tren Urbano de Lima S.A. and Mitzuho Bank Ltd. where the Company acted as an endorsement of the transaction. Under the contract, a bond letter was issued with Mitzuho Bank Ltd. for it to be covered with a financial derivative required for the closing of the CPAOs purchase operation of the Expansion Project. The contract further indicated that in the event that the bank refinanced the debt obtained for the purchase of the CPAOS, the Company received 70% of the gains obtained.

c)	In 2021, corresponds mainly to the impairment of other accounts receivable of S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.(Note 13-i). In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Vía Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables. In 2019, corresponds to a impairment of accounts receivable from GSP for S/276 million; the subsidiary Promotora Larco Mar SA recognized an impairment in its assets in progress for S/18.2 million; the subsidiary Cumbra Peru S.A. recognized an impairment of intangibles for S/35.4 million

d)	In 2021, corresponds mainly to the penalty imposed by the Technical Secretariat of INDECOPI to the subsidiary Cumbra Peru S.A. for S/28.1 million and to the subsidiary Unna Transporte S.A.C. for S/2.4 million (Note 22-a), additionally, tax penalties for income tax in AENZA S.A.A. for S/18.2 million, Cumbra Peru S.A. for S/9.5 million and Cumbra Ingenieria S.A. for S/0.9 million. In 2020, exposure of the fine by the Technical Secretariat of INDECOPI of the subsidiary Cumbra Peru for S/24.5 million (Note 22-a) and other minor proceedings for S/7.7 million. In 2019, corresponds to the Class Action civil lawsuit in AENZA S.A.A for S/49.7 million.